Consolidated Statements Of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital	Share Capital Series B Shareholders	Share Premium	Share Premium Series B Shareholders	Own Share Reserve	Share Option Reserve	Foreign Currency Translation Reserve	Capital Reserve	Accumulated Deficit
Beginning balance at Dec. 31, 2016	£ 25,241	£ 663		£ 42,770		£ (339)	£ 4,406	£ (3)		£ (22,256)
Loss for the year	(23,085)									(23,085)
Other comprehensive income (expense) for the year	(8)							(8)
Total comprehensive loss for the year	(23,093)							(8)		(23,085)
Share-based payments	11,731						11,731
Reduction in share premium				(42,466)					£ 42,466
Exercise of share options	120	1		119			(180)			180
Lapse of share options							(2)			2
Bonus issue to series B shareholders			£ 304		£ (304)
Issue of share capital	79,834	304		79,530
Initial public offering related expenses	(413)			(413)
Ending balance at Dec. 31, 2017	93,420	1,272		79,236		(339)	15,955	(11)	42,466	(45,159)
Loss for the year	(13,840)									(13,840)
Other comprehensive income (expense) for the year	12							12
Total comprehensive loss for the year	(13,828)							12		(13,840)
Share-based payments	1,795						1,795
Exercise of share options	207	17		190			(186)			186
Ending balance at Dec. 31, 2018	81,594	1,289		79,426		(339)	17,564	1	42,466	(58,813)
Loss for the year	(21,412)									(21,412)
Other comprehensive income (expense) for the year	(11)							(11)
Total comprehensive loss for the year	(21,423)							(11)		(21,412)
Share-based payments	3,226						3,226
Exercise of share options	125	10		115			(132)			132
Lapse of share options							(38)			38
Ending balance at Dec. 31, 2019	£ 63,522	£ 1,299		£ 79,541		£ (339)	£ 20,620	£ (10)	£ 42,466	£ (80,055)